Employee Share Ownership Plans - Summary of Employee Share Awards (Parenthetical) (Detail)	Jun. 30, 2023 Awards
BHP Group Limited [member] | Management Award Plan [member]
Statement [Line Items]
Number of share options exercisable in share-based payment arrangement	0